Computation of Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Computation of Earnings Per Share [Abstract]
Computation of earnings per share
Basic and diluted earnings per share are calculated as follows:

	For the Three Months Ended March 31,
	2013	2012

Net income	$4,052,300	$1,325,000

Weighted average shares outstanding for the period	1,543,257	1,543,257
Dilutive effect of warrants	39,070	7,499
Weighted average diluted shares used in calculation of diluted earnings per share	1,582,327	1,550,756

Basic earnings per share	$2.63	$0.86
Diluted earnings per share	$2.56	$0.85